Accounts Payable And Accrued Expenses	12 Months Ended
Mar. 31, 2011
Accounts Payable And Accrued Expenses [Abstract]
Accounts Payable And Accrued Expenses

9. Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	March 31,
	2011	2010
Accounts payable	$40,074	$33,762
Accrued miscellaneous expenses	20,981	9,047
Accrued subcontractor program costs	1,190	5,671
Accrued compensation	8,174	8,938
Income taxes payable	11,947	20,470
Accrued warranty	7,907	6,431
Total	$90,273	$84,319

Product Warranty

     The Company generally provides a one to three year warranty on its products, commencing upon installation. A provision is recorded upon revenue recognition to cost of revenues for estimated warranty expense based on historical experience. The following is a summary of accrued warranty activity (in thousands):

	For the fiscal years
	ended March 31,
	2011	2010
Beginning balance	$6,431	$4,749
Accruals for warranties during the period	4,994	5,547
Settlements during the period	(3,519)	(3,865)
Ending balance	$7,907	$6,431